1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Net Loss Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,500,000	10,100,000	8,255,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	18,031,250	71,579,313	105,278,102
Convertible Notes Payable
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	22,160,000	22,160,000	22,160,000